Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	VALERO ENERGY PARTNERS LP
Entity Central Index Key	0001583103
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY